Loans Receivable From Independent Contractors (Schedule Of Independent Contractors) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans Receivable From Independent Contractors [Abstract]
Revenues	$ 26,711	$ 22,943	$ 21,620
Pretax profits	$ 13,320	$ 10,695	$ 9,466